UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities — 27.2%
BMW Vehicle Owner Trust,
Series 2018-A, Class A4,
2.510%, due 06/25/24	2,288,855	2,301,454
Canadian Pacer Auto Receivables Trust,
Series 2018-2A, Class A3,
3.270%, due 12/19/22[1]	431,904	434,302
CCG Receivables Trust,
Series 2018-2, Class A2,
3.090%, due 12/15/25[1]	326,564	327,530
Series 2019-1, Class A2,
2.800%, due 09/14/26[1]	1,233,935	1,246,481
Series 2021-1, Class A2,
0.300%, due 06/14/27[1]	2,300,000	2,297,897
Chesapeake Funding II LLC,
Series 2018-2A, Class A1,
3.230%, due 08/15/30[1]	947,597	954,067
Series 2019-1A, Class A1,
2.940%, due 04/15/31[1]	1,842,171	1,857,456
Series 2019-2A, Class A1,
1.950%, due 09/15/31[1]	2,302,973	2,329,789
Daimler Trucks Retail Trust,
Series 2019-1, Class A3,
2.770%, due 08/15/22[1]	520,038	522,772
Dell Equipment Finance Trust,
Series 2019-1, Class A3,
2.830%, due 03/22/24[1]	13,923,534	14,001,249
Discover Card Execution Note Trust,
Series 2018-A5, Class A5,
3.320%, due 03/15/24	10,820,000	10,862,776
DLL LLC,
Series 2018-1, Class A4,
3.270%, due 04/17/26[1]	792,975	800,088
Series 2018-ST2, Class A4,
3.590%, due 06/20/24[1]	6,921,383	6,959,031
Series 2019-DA1, Class A3,
2.890%, due 04/20/23[1]	2,462,976	2,481,012
Series 2019-DA1, Class A4,
2.920%, due 04/20/27[1]	24,485,000	25,165,463
Series 2019-MA2, Class A3,
2.340%, due 09/20/23[1]	10,711,807	10,806,284
Series 2019-MT3, Class A3,
2.080%, due 02/21/23[1]	21,672,097	21,809,246
Series 2019-MT3, Class A4,
2.150%, due 09/21/26[1]	3,000,000	3,056,876

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities — (continued)
Enterprise Fleet Financing LLC,
Series 2018-1, Class A3,
3.100%, due 10/20/23[1]	1,375,118	1,379,251
Series 2018-2, Class A2,
3.140%, due 02/20/24[1]	756,136	757,360
Series 2018-2, Class A3,
3.340%, due 02/20/24[1]	2,135,000	2,167,268
Series 2018-3, Class A2,
3.380%, due 05/20/24[1]	4,188,848	4,207,190
Series 2018-3, Class A3,
3.550%, due 05/20/24[1]	16,520,000	16,910,222
Series 2019-1, Class A2,
2.980%, due 10/20/24[1]	4,194,976	4,225,150
Series 2019-2, Class A2,
2.290%, due 02/20/25[1]	8,318,984	8,420,246
Series 2019-3, Class A2,
2.060%, due 05/20/25[1]	20,633,033	20,899,191
Series 2020-1, Class A2,
1.780%, due 12/22/25[1]	13,874,570	14,055,472
Series 2020-2, Class A2,
0.610%, due 07/20/26[1]	4,507,098	4,523,980
Ford Credit Auto Lease Trust,
Series 2019-A, Class B,
3.250%, due 07/15/22	13,357,609	13,373,931
Series 2020-B, Class C,
1.700%, due 02/15/25	12,750,000	12,971,899
Ford Credit Auto Owner Trust,
Series 2017-1, Class A,
2.620%, due 08/15/28[1]	21,485,000	21,768,907
Series 2017-2, Class A,
2.360%, due 03/15/29[1]	22,500,000	23,043,877
Series 2017-2, Class B,
2.600%, due 03/15/29[1]	11,926,000	12,217,964
Series 2018-2, Class B,
3.610%, due 01/15/30[1]	10,000,000	10,601,130
Series 2019-A, Class A3,
2.780%, due 09/15/23	6,805,282	6,876,473
Ford Credit Floorplan Master Owner Trust,
Series 2018-2, Class A,
3.170%, due 03/15/25	8,000,000	8,369,492
Series 2019-3, Class A1,
2.230%, due 09/15/24	10,000,000	10,221,437
Series 2019-3, Class B,
2.420%, due 09/15/24	34,918,000	35,705,478
GM Financial Automobile Leasing Trust,
Series 2019-2, Class B,
2.890%, due 03/20/23	3,000,000	3,008,681

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities — (continued)
Series 2019-2, Class C,
3.120%, due 03/20/23	2,000,000	2,013,606
Series 2020-2, Class A2A,
0.710%, due 10/20/22	1,653,603	1,656,170
Series 2020-2, Class B,
1.560%, due 07/22/24	4,750,000	4,830,958
GM Financial Consumer Automobile Receivables Trust,
Series 2018-2, Class A3,
2.810%, due 12/16/22	1,194,809	1,200,225
Series 2019-1, Class A3,
2.970%, due 11/16/23	1,057,985	1,068,312
Series 2020-2, Class A2A,
1.500%, due 03/16/23	872,809	873,884
GMF Floorplan Owner Revolving Trust,
Series 2019-1, Class A,
2.700%, due 04/15/24[1]	22,200,000	22,583,367
Series 2019-1, Class B,
2.860%, due 04/15/24[1]	8,000,000	8,144,923
GreatAmerica Leasing Receivables Funding LLC,
Series 2018-1, Class A4,
2.830%, due 06/17/24[1]	3,344,892	3,363,641
Series 2019-1, Class A4,
3.210%, due 02/18/25[1]	1,667,000	1,718,349
Honda Auto Receivables Owner Trust,
Series 2018-1I, Class A4,
2.830%, due 05/15/24	1,924,702	1,926,605
Series 2018-4, Class A3,
3.160%, due 01/17/23	790,292	796,918
Hyundai Auto Lease Securitization Trust,
Series 2019-A, Class A4,
3.050%, due 12/15/22[1]	882,403	883,422
Series 2019-B, Class A3,
2.040%, due 08/15/22[1]	848,161	850,265
Series 2019-B, Class B,
2.130%, due 11/15/23[1]	11,884,000	11,991,294
Series 2020-B, Class A4,
0.580%, due 06/17/24[1]	1,550,000	1,557,314
Hyundai Auto Receivables Trust,
Series 2019-A, Class A3,
2.660%, due 06/15/23	7,688,798	7,757,561
John Deere Owner Trust,
Series 2018-B, Class A3,
3.080%, due 11/15/22	879,708	883,271
Kubota Credit Owner Trust,
Series 2018-1A, Class A3,
3.100%, due 08/15/22[1]	724,983	727,222

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities — (continued)
Series 2018-1A, Class A4,
3.210%, due 01/15/25[1]	9,100,000	9,210,586
Series 2019-1A, Class A3,
2.460%, due 10/16/23[1]	2,732,362	2,774,635
MMAF Equipment Finance LLC,
Series 2014-AA, Class A5,
2.330%, due 12/08/25[1]	2,463,807	2,486,145
Series 2016-AA, Class A4,
1.760%, due 01/17/23[1]	255,207	255,531
Series 2017-AA, Class A5,
2.680%, due 07/16/27[1]	3,000,000	3,062,648
Series 2017-B, Class A4,
2.410%, due 11/15/24[1]	3,190,855	3,223,614
Series 2018-A, Class A3,
3.200%, due 09/12/22[1]	361,767	363,034
Series 2019-B, Class A2,
2.070%, due 10/12/22[1]	1,818,792	1,826,515
NextGear Floorplan Master Owner Trust,
Series 2020-1A, Class A2,
1.550%, due 02/15/25[1]	5,725,000	5,820,862
Nissan Auto Lease Trust,
Series 2019-A, Class A4,
2.780%, due 07/15/24	21,165,073	21,187,586
Series 2019-B, Class A3,
2.270%, due 07/15/22	814,859	816,853
Series 2020-A, Class A4,
1.880%, due 04/15/25	4,500,000	4,565,429
Nissan Auto Receivables Owner Trust,
Series 2017-C, Class A4,
2.280%, due 02/15/24	1,062,368	1,067,968
Series 2018-B, Class A3,
3.060%, due 03/15/23	469,270	473,791
Series 2018-C, Class A3,
3.220%, due 06/15/23	1,985,224	2,005,616
Series 2019-A, Class A3,
2.900%, due 10/16/23	4,731,843	4,785,598
Series 2020-A, Class A2,
1.450%, due 12/15/22	898,330	899,867
Santander Consumer Auto Receivables Trust,
Series 2020-AA, Class A,
1.370%, due 10/15/24[1]	2,492,784	2,508,157
Santander Retail Auto Lease Trust,
Series 2019-A, Class A3,
2.770%, due 06/20/22[1]	1,552,430	1,556,794
Series 2019-A, Class C,
3.300%, due 05/22/23[1]	10,890,000	11,040,686

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities — (continued)
Series 2019-C, Class B,
2.170%, due 11/20/23[1]	7,995,000	8,143,734
Series 2020-A, Class A3,
1.740%, due 07/20/23[1]	25,000,000	25,358,993
Securitized Term Auto Receivables Trust,
Series 2019-1A, Class A3,
2.986%, due 02/27/23[1]	2,768,951	2,792,573
Synchrony Credit Card Master Note Trust,
Series 2017-2, Class B,
2.820%, due 10/15/25	14,917,808	15,344,839
Tesla Auto Lease Trust,
Series 2018-B, Class B,
4.120%, due 10/20/21[1]	1,930,362	1,932,736
Series 2020-A, Class A2,
0.550%, due 05/22/23[1]	7,720,543	7,731,248
Toyota Auto Receivables Owner Trust,
Series 2018-B, Class A3,
2.960%, due 09/15/22	720,828	723,022
Series 2018-D, Class A3,
3.180%, due 03/15/23	6,123,014	6,176,313
Series 2019-A, Class A3,
2.910%, due 07/17/23	2,213,288	2,241,082
USAA Auto Owner Trust,
Series 2019-1, Class A3,
2.160%, due 07/17/23	8,452,926	8,490,180
Verizon Owner Trust,
Series 2018-A, Class B,
3.380%, due 04/20/23	6,700,000	6,797,898
Series 2019-A, Class C,
3.220%, due 09/20/23	2,700,000	2,774,963
Series 2019-B, Class A1A,
2.330%, due 12/20/23	1,386,648	1,401,466
Series 2019-B, Class C,
2.600%, due 12/20/23	14,450,000	14,843,735
World Financial Network Credit Card Master Trust,
Series 2018-B, Class A,
3.460%, due 07/15/25	4,452,000	4,470,045
Series 2018-C, Class A,
3.550%, due 08/15/25	12,549,000	12,636,116
Series 2019-A, Class A,
3.140%, due 12/15/25	20,800,000	21,131,592
Series 2019-B, Class A,
2.490%, due 04/15/26	21,500,000	21,929,245
Series 2019-B, Class M,
3.040%, due 04/15/26	3,705,000	3,778,615

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities — (concluded)
Series 2019-C, Class M,
2.710%, due 07/15/26	16,180,000	16,580,104
World Omni Auto Receivables Trust,
Series 2018-B, Class A3,
2.870%, due 07/17/23	668,885	673,368
Series 2018-C, Class A3,
3.130%, due 11/15/23	1,126,153	1,137,305
Series 2018-C, Class A4,
3.270%, due 09/16/24	2,610,000	2,678,855
Series 2018-D, Class A3,
3.330%, due 04/15/24	693,068	702,552

Total asset-backed securities (cost — $687,465,869)		689,148,173

Certificates of deposit — 1.2%
DNB Bank ASA
3 mo. USD LIBOR + 0.290%,
0.418%, due 12/10/21[2]	25,000,000	25,026,169
Sumitomo Mitsui Banking Corp.
3 mo. USD LIBOR + 0.380%,
0.499%, due 10/12/21[2]	6,500,000	6,504,985

Total certificates of deposit (cost — $31,500,227)		31,531,154

Commercial paper[3] — 22.2%
American Electric Power Co., Inc.
0.213%, due 11/16/21[5]	5,276,000	5,272,709
AT&T, Inc.
0.330%, due 08/17/21	10,000,000	9,999,050
0.340%, due 09/21/21	8,000,000	7,998,175
0.350%, due 09/21/21	4,000,000	3,999,087
0.376%, due 10/20/21[5]	15,000,000	14,994,875
0.380%, due 11/16/21	15,000,000	14,992,915
0.387%, due 11/18/21[5]	25,000,000	24,987,898
0.400%, due 12/14/21	3,000,000	2,998,048
BPCE SA
0.300%, due 08/03/21	4,000,000	3,999,968
Ei Dupont De Nemours
0.305%, due 12/01/21[5]	25,000,000	24,984,809
Enel Finance America LLC
0.350%, due 10/06/21	17,050,000	17,044,267
0.407%, due 03/03/22[5]	15,000,000	14,977,320
0.407%, due 03/09/22[5]	15,000,000	14,976,505
0.407%, due 04/01/22[5]	15,000,000	14,973,254
0.407%, due 04/13/22[5]	10,000,000	9,981,011

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[3] — (concluded)
Energy Transfer LP
0.355%, due 08/02/21	30,000,000	29,999,240
ENI Finance USA, Inc.
0.274%, due 08/23/21	15,000,000	14,998,570
General Motors Financial Co.
0.304%, due 08/09/21[5]	55,000,000	54,995,508
0.304%, due 08/25/21[5]	15,000,000	14,995,818
Glencore Funding LLC
0.254%, due 10/06/21[5]	5,000,000	4,997,233
0.254%, due 10/07/21[5]	10,000,000	9,994,384
0.284%, due 11/05/21[5]	25,000,000	24,979,379
Humana Inc.
0.264%, due 11/08/21[5]	25,000,000	24,975,732
Hyundai Capital America
0.190%, due 11/02/21	11,000,000	10,995,007
0.294%, due 08/23/21[5]	20,000,000	19,998,453
0.300%, due 04/06/22	13,893,000	13,868,591
0.320%, due 02/03/22	21,400,000	21,374,855
Intesa Funding LLC
0.081%, due 08/02/21[5]	53,000,000	52,997,880
Societe Generale NA
0.285%, due 12/29/21[5]	25,000,000	24,987,228
0.285%, due 01/11/22[5]	15,000,000	14,991,063
Volkswagen Credit, Inc.
0.325%, due 01/10/22[5]	10,000,000	9,988,657
0.336%, due 03/01/22[5]	10,000,000	9,984,485
Volkswagen Group of America Finance LLC
0.500%, due 11/10/21	4,000,000	3,994,747
Walt Disney Co.
0.290%, due 08/16/21	12,000,000	11,999,450

Total commercial paper (cost — $561,153,122)		561,296,171

Corporate bonds — 46.6%
Auto manufacturers — 6.4%
American Honda Finance Corp.
3 mo. USD LIBOR + 0.350%,
0.526%, due 11/05/21[2]	10,035,000	10,043,382
3.375%, due 12/10/21	20,000,000	20,221,061
BMW US Capital LLC
3 mo. USD LIBOR + 0.500%,
0.660%, due 08/13/21[1,2]	8,080,000	8,081,648

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Auto manufacturers — (concluded)
Daimler Finance North America LLC
3 mo. USD LIBOR + 0.670%,
0.846%, due 11/05/21[1,2]	4,500,000	4,507,303
3 mo. USD LIBOR + 0.880%,
1.030%, due 02/22/22[1,2]	9,750,000	9,789,770
2.200%, due 10/30/21[1]	25,000,000	25,113,965
2.850%, due 01/06/22[1]	11,525,000	11,648,155
3.400%, due 02/22/22[1]	14,682,000	14,930,963
Nissan Motor Acceptance Corp.
3 mo. USD LIBOR + 0.630%,
0.765%, due 09/21/21[1,2]	2,500,000	2,500,987
Toyota Motor Corp.
2.157%, due 07/02/22	4,425,000	4,503,677
Toyota Motor Credit Corp.
3 mo. USD LIBOR + 0.125%,
0.285%, due 08/13/21[2]	5,090,000	5,090,313
3 mo. USD LIBOR + 0.690%,
0.809%, due 01/11/22[2]	4,000,000	4,011,346
Volkswagen Group of America Finance LLC
0.750%, due 11/23/22[1]	5,000,000	5,018,121
3 mo. USD LIBOR + 0.860%,
0.994%, due 09/24/21[1,2]	7,000,000	7,008,338
3 mo. USD LIBOR + 0.940%,
1.108%, due 11/12/21[1,2]	7,000,000	7,017,465
2.900%, due 05/13/22[1]	21,786,000	22,210,121

		161,696,615

Banks — 27.2%
ABN AMRO Bank N.V.
3 mo. USD LIBOR + 0.570%,
0.709%, due 08/27/21[1,2]	20,120,000	20,127,281
3.400%, due 08/27/21[1]	5,909,000	5,921,710
Bank of Montreal
0.372%, due 07/09/24	2,000,000	2,001,780
3 mo. USD LIBOR + 0.790%,
0.929%, due 08/27/21[2]	6,013,000	6,016,344
Bank of Nova Scotia,
Series FRN,
SOFR + 0.445%,
0.495%, due 04/15/24[2]	10,000,000	10,044,974
BNP Paribas SA
2.950%, due 05/23/22[1]	18,070,000	18,453,819
BPCE SA
3.000%, due 05/22/22[1]	52,600,000	53,750,504

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Banks — (continued)
Citigroup, Inc.
3 mo. USD LIBOR + 1.070%,
1.198%, due 12/08/21[2]	16,099,000	16,144,571
3 mo. USD LIBOR + 1.190%,
1.366%, due 08/02/21[2]	2,000,000	2,000,000
2.350%, due 08/02/21	10,011,000	10,011,000
Commonwealth Bank of Australia
3 mo. USD LIBOR + 0.700%,
0.828%, due 03/10/22[1,2]	14,800,000	14,859,850
3 mo. USD LIBOR + 0.830%,
0.961%, due 09/06/21[1,2]	6,250,000	6,255,110
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.830%,
0.949%, due 01/10/22[2]	2,150,000	2,157,887
Credit Agricole SA
3.375%, due 01/10/22[1]	35,983,000	36,480,431
Credit Suisse AG
SOFR + 0.450%,
0.479%, due 02/04/22[2]	4,750,000	4,756,803
Credit Suisse Group Funding Guernsey Ltd.
3.800%, due 09/15/22	19,844,000	20,605,086
Goldman Sachs Group, Inc.
3.200%, due 02/23/23	10,000,000	10,409,430
5.750%, due 01/24/22	49,820,000	51,121,012
ING Groep N.V.
3.150%, due 03/29/22	20,632,000	21,030,390
Macquarie Bank Ltd.
3 mo. USD LIBOR + 0.450%,
0.600%, due 11/24/21[1,2]	15,000,000	15,018,209
3 mo. USD LIBOR + 0.450%,
0.625%, due 08/06/21[1,2]	4,000,000	4,000,196
Mitsubishi UFJ Financial Group, Inc.
3 mo. USD LIBOR + 0.920%,
1.070%, due 02/22/22[2]	10,285,000	10,334,102
3 mo. USD LIBOR + 1.060%,
1.179%, due 09/13/21[2]	6,769,000	6,776,919
2.190%, due 09/13/21	31,286,000	31,356,594
2.665%, due 07/25/22	20,000,000	20,474,218
Mizuho Financial Group, Inc.
3 mo. USD LIBOR + 0.940%,
1.075%, due 02/28/22[2]	4,630,000	4,653,330
3 mo. USD LIBOR + 1.140%,
1.259%, due 09/13/21[2]	27,921,000	27,955,323
2.953%, due 02/28/22	8,382,000	8,513,405

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Banks — (continued)
Morgan Stanley
SOFR + 0.700%,
0.750%, due 01/20/23[2]	8,515,000	8,537,828
2.625%, due 11/17/21	7,000,000	7,050,171
2.750%, due 05/19/22	21,000,000	21,424,881
3.750%, due 02/25/23	15,000,000	15,782,289
National Australia Bank Ltd.
3 mo. USD LIBOR + 0.580%,
0.715%, due 09/20/21[1,2]	3,850,000	3,852,470
3 mo. USD LIBOR + 0.710%,
0.886%, due 11/04/21[1,2]	8,350,000	8,364,367
National Bank of Canada
2.100%, due 02/01/23	18,000,000	18,463,197
NatWest Markets PLC
3.625%, due 09/29/22[1]	35,000,000	36,332,000
Royal Bank of Canada
3 mo. USD LIBOR + 0.730%,
0.906%, due 02/01/22[2]	7,143,000	7,169,738
Santander UK Group Holdings PLC
2.875%, due 08/05/21	3,180,000	3,180,445
Skandinaviska Enskilda Banken AB
1.875%, due 09/13/21	5,558,000	5,568,649
Sumitomo Mitsui Financial Group, Inc.
3 mo. USD LIBOR + 1.140%,
1.274%, due 10/19/21[2]	11,086,000	11,112,683
2.778%, due 10/18/22	20,000,000	20,602,182
Svenska Handelsbanken AB
1.875%, due 09/07/21	10,930,000	10,947,644
Toronto-Dominion Bank
SOFR + 0.480%,
0.530%, due 01/27/23[2]	9,475,000	9,520,491
US Bancorp
3 mo. USD LIBOR + 0.640%,
0.765%, due 01/24/22[2]	18,216,000	18,261,608
US Bank N.A.
3 mo. USD LIBOR + 0.180%,
0.314%, due 01/21/22[2]	14,000,000	14,010,593
Wells Fargo & Co.
3.500%, due 03/08/22	5,022,000	5,119,488
Westpac Banking Corp.
3 mo. USD LIBOR + 0.850%,
0.969%, due 01/11/22[2]	6,000,000	6,021,881

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Banks — (concluded)
3 mo. USD LIBOR + 0.850%,
1.000%, due 08/19/21[2]	15,599,000	15,605,334

		688,158,217

Diversified financial services — 2.6%
American Express Co.
2.500%, due 08/01/22	15,000,000	15,310,020
2.750%, due 05/20/22	19,795,000	20,147,568
3.700%, due 11/05/21	10,415,000	10,477,040
Capital One Financial Corp.
3.050%, due 03/09/22	20,000,000	20,290,146

		66,224,774

Electric — 1.8%
DTE Energy Co.,
Series H,
0.550%, due 11/01/22	4,500,000	4,513,198
Duke Energy Florida LLC,
Series A,
3 mo. USD LIBOR + 0.250%,
0.391%, due 11/26/21[2]	5,000,000	5,002,866
NextEra Energy Capital Holdings, Inc.
3 mo. USD LIBOR + 0.720%,
0.867%, due 02/25/22[2]	5,000,000	5,017,069
2.403%, due 09/01/21	25,000,000	25,042,294
2.900%, due 04/01/22	6,398,000	6,509,627

		46,085,054

Gas — 0.2%
CenterPoint Energy Resources Corp.
0.700%, due 03/02/23	5,000,000	5,001,415

Healthcare-services — 0.1%
Aetna, Inc.
2.750%, due 11/15/22	3,025,000	3,100,194

Insurance — 1.7%
Lincoln National Corp.
4.200%, due 03/15/22	26,238,000	26,853,981

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Insurance — (concluded)
New York Life Global Funding
3 mo. USD LIBOR + 0.280%,
0.414%, due 01/21/22[1,2]	15,425,000	15,449,283

		42,303,264

Machinery-construction & mining — 0.4%
Caterpillar Financial Services Corp.
3 mo. USD LIBOR + 0.280%,
0.411%, due 09/07/21[2]	9,185,000	9,188,139

Machinery-diversified — 0.1%
John Deere Capital Corp.
3 mo. USD LIBOR + 0.260%,
0.388%, due 09/10/21[2]	2,371,000	2,371,588

Miscellaneous manufacturers — 0.1%
Siemens Financieringsmaatschappij N.V.
3 mo. USD LIBOR + 0.610%,
0.728%, due 03/16/22[1,2]	2,300,000	2,309,456

Oil & gas — 0.4%
Phillips 66
4.300%, due 04/01/22	9,306,000	9,549,646

Pharmaceuticals — 2.4%
AbbVie, Inc.
3 mo. USD LIBOR + 0.460%,
0.610%, due 11/19/21[2]	11,287,000	11,299,933
3.450%, due 03/15/22	48,997,000	49,687,476

		60,987,409

Pipelines — 0.8%
Enterprise Products Operating LLC
4.050%, due 02/15/22	20,000,000	20,399,912

Retail — 0.6%
Home Depot, Inc.
3 mo. USD LIBOR + 0.310%,
0.445%, due 03/01/22[2]	1,325,000	1,327,454

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (concluded)
Retail — (concluded)
McDonald’s Corp.
3 mo. USD LIBOR + 0.430%,
0.562%, due 10/28/21[2]	13,600,000	13,613,631

		14,941,085

Software — 1.4%
Oracle Corp.
1.900%, due 09/15/21	10,000,000	10,012,766
2.500%, due 05/15/22	26,300,000	26,655,839

		36,668,605

Telecommunications — 0.4%
Verizon Communications, Inc.
3 mo. USD LIBOR + 1.000%,
1.118%, due 03/16/22[2]	9,300,000	9,355,054

Total corporate bonds (cost — $1,177,705,693)		1,178,340,427

Mortgage-backed securities — 3.0%
Angel Oak Mortgage Trust,
Series 2020-R1, Class A1,
0.990%, due 04/25/53[1,4]	11,965,284	11,970,930
Series 2021-1, Class A1,
0.909%, due 01/25/66[1,4]	9,432,614	9,431,233
Angel Oak Mortgage Trust LLC,
Series 2020-5, Class A1,
1.373%, due 05/25/65[1,4]	7,276,455	7,304,803
COLT Funding LLC,
Series 2021-2, Class A1,
0.924%, due 08/25/66[1,4]	2,200,000	2,199,993
Series 2021-3R, Class A1,
1.051%, due 12/25/64[1,4]	5,561,626	5,561,089
COLT Mortgage Pass-Through Certificates,
Series 2021-1R, Class A1,
0.857%, due 05/25/65[1,4]	1,924,319	1,922,446
Deephaven Residential Mortgage Trust,
Series 2021-1, Class A1,
0.715%, due 05/25/65[1,4]	2,810,418	2,808,433
GS Mortgage Backed Securities Corp. Trust,
Series 2021-NQM1, Class A1,
1.017%, due 07/25/61[1,4]	5,042,728	5,052,558

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities — (concluded)
MFA Trust,
Series 2020-NQM3, Class A1,
1.014%, due 01/26/65[1,4]	991,605	992,823
Series 2021-NQM1, Class A1,
1.153%, due 04/25/65[1,4]	2,793,494	2,791,095
Verus Securitization Trust,
Series 2021-1, Class A1,
0.815%, due 01/25/66[1,4]	4,854,183	4,849,258
Series 2021-2, Class A1,
1.031%, due 02/25/66[1,4]	1,786,204	1,786,924
Series 2021-3, Class A1,
1.046%, due 06/25/66[1,4]	3,411,530	3,417,545
Series 2021-4, Class A1,
0.938%, due 07/25/66[1,4]	1,850,000	1,849,967
Series 2021-R1, Class A1,
0.820%, due 10/25/63[1,4]	10,926,378	10,924,898
Series 2021-R2, Class A1,
0.918%, due 02/25/64[1,4]	3,313,180	3,319,405

Total mortgage-backed securities (cost — $76,202,547)		76,183,400

	Number of shares
Short-term investments — 0.3%
Investment companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, 0.030%[5] (cost — $7,932,935)	7,932,935	7,932,935

Total investments (cost — $2,541,960,393) — 100.5%		2,544,432,260

Liabilities in excess of other assets — (0.5)%		(13,916,695)

Net assets — 100.0%		$2,530,515,565

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2021 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Asset-backed securities	—	689,148,173	—	689,148,173
Certificates of deposit	—	31,531,154	—	31,531,154
Commercial paper	—	561,296,171	—	561,296,171
Corporate bonds	—	1,178,340,427	—	1,178,340,427
Mortgage-backed securities	—	72,765,855	3,417,545	76,183,400
Short-term investments	—	7,932,935	—	7,932,935
Total	—	2,541,014,715	3,417,545	2,544,432,260

At July 31, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $817,319,961, represented 32.3% of the Fund’s net assets at period end.

2	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
3	Rate shown is the discount rate at the date of purchase unless otherwise noted.
4

Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

5	Rates shown reflect yield at July 31, 2021.

Portfolio acronyms
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

UBS Series Funds

UBS Ultra Short Income Fund

Valuation of investments: The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the US Securities and Exchange Commission (“SEC”).

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2021.